Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 5,014	$ 9,165
Short-term bank deposits	6,102	5,033
Marketable securities	5,878	4,784
Accounts receivable, net:
Trade	1,239	1,098
Other	843	176
Prepaid expenses	347	319
Deferred cost of revenues	0	0
Inventories	4	5
Total current assets	19,427	20,580
INVESTMENTS AND OTHER NON-CURRENT ASSETS:
Marketable securities - available-for-sale	544	832
Long-term bank deposits	101	0
Severance pay fund	1,642	1,565
Deferred income taxes	32	95
PROPERTY AND EQUIPMENT, net of accumulated depreciation and amortization	202	498
GOODWILL	5,430	5,430
Total assets	27,378	29,000
Accounts payable and accruals:
Trade	113	51
Other	837	1,233
Deferred revenues	3,556	4,079
Total current liabilities	4,506	5,363
LONG-TERM LIABILITIES:
Deferred revenues	138	665
Employees' rights upon retirement	1,712	1,687
Total liabilities	6,356	7,715
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Share capital- Ordinary shares of NIS 0.01 par value - Authorized: 88,000,000 shares at December 31, 2017 and 2016; Issued: 21,660,010 shares at December 31, 2017 and 2016; Outstanding: 19,307,418 and 19,261,418 shares at December 31, 2017 and 2016, respectively	54	54
Additional paid-in capital	26,180	25,998
Accumulated other comprehensive loss	(804)	(867)
Accumulated deficit	(2,854)	(2,293)
Treasury shares - 2,352,592 and 2,398,592 shares at December 31, 2017 and 2016, respectively	(1,554)	(1,607)
Total shareholders' equity	21,022	21,285
Total liabilities and shareholders' equity	$ 27,378	$ 29,000